Redeemable Convertible Preference Shares	12 Months Ended
Dec. 31, 2024
Redeemable Convertible Preference Shares [Abstract]
Redeemable convertible preference shares

13. Redeemable convertible preference shares

	As of December 31, 2023	As of December 31, 2024
	MYR	MYR	USD
- Non-current	6,483,536	6,213,040	1,390,097
- Current	–	3,377,330	755,640
	6,483,536	9,590,370	2,145,737

The Group’s preference shares activities for the year ended December 31, 2023 and 2024 are summarized below:

	Agroz Inc. RCPS		Agroz Group RCPS
	(note (b))		(note (a))
	No. of shares	Amount	No. of shares	Amount	Total Amount
As of January 1, 2023	–	–	2,500,000	2,500,000	2,500,000
Issuance	604,870	6,942,953	500,000	500,000	7,442,953
Redemption	–	–	(3,000,000)	(3,000,000)	(3,000,000)
Equity component	–	(459,417)	–	–	(459,417)
As of December 31, 2023 and January 1, 2024	604,870	6,483,536	–	–	6,483,536
Issuance	714,979	7,989,890	–	–	7,989,890
Conversion	(419,929)	(4,389,989)	–	–	(4,389,989)
Equity component	–	(321,679)	–	–	(321,679)
Foreign exchange loss	–	(171,388)	–	–	(171,388)
As of December 31, 2024	899,920	9,590,370	–	–	9,590,370
As of December 31, 2024 (USD )	899,920	2,145,737	–	–	2,145,737

(a) Agroz Group RCPS (“AG RCPS”)

Between April 12, 2021 and April 14, 2023, Agroz Group, a wholly-owned subsidiary of the Company, had issued 7 tranches of mandatorily redeemable convertible preference shares (“AG RCPS”), totally 3,000,000 shares, for cash considerations of MYR 3,000,000. Among them, 2,000,000 shares of MYR 2,000,000 and 500,000 shares of MYR 500,000 were issued during the years ended December 31, 2022 and 2023, respectively. There is no transaction during the year ended December 31, 2024.

All tranches of the AG RCPS are with identical agreement terms, as presented below:

Subscription Price

Each AG RCPS value is MYR 1.

Tenure and Maturity Date

The tenure is up to 60 months from the date of first issuance. The maturity date shall fall on the last day of the period of 5 years from the date of first issuance.

Dividend

The subscriber is entitled to:

(a)	a fixed non-accumulated dividend of 10.0% per annum, of which Agroz Group has made a promise on declaration; or

(b)	Equivalent value of services or products offered by Agroz Group; or

(c)	Combination of (a) and (b) based on mutual agreement.

Redemption

The subscriber shall have the sole and absolute discretion to require Agroz Group to redeem the AG RCPS on maturity date by repayment of the subscription price paid for the AG RCPS together with dividends committed to the subscribers.

On December 1, 2023 (“Redemption Date”), the Group decided to redeem all AG RCPS and agreed with the subscribers of AG RCPS to settle the redemption along with the related unpaid dividends by issuing 336,366 shares of Agroz Inc. RCPS (“AI RCPS”) which had a fair value MYR 3,882,500 (USD 840,915). The fair value of AI RCPS was based on a value of USD 2.50 a share which was the price this class of shares were sold to unrelated parties. On the Redemption Date, the net book value of AG RCPS along with the related unpaid dividends was MYR 3,177,600. The difference between the fair value of the AI RCPS and the net book value of AG RCPS of MYR 704,900 was recognized as a finance cost for the year ended December 31, 2023. On December 22, 2023, all AG RCPS was settled.

(b) Agroz Inc. RCPS (“AI RCPS”)

Between August 12, 2023 and December 31, 2023, the Company sold 268,504 shares AI RCPS at USD 2.50 a share for USD 671,260 or MYR 3,109,483.

Taking into consideration the conversion described above, as of December 31, 2023, the Company had issued a total of 604,870 AI RCPS with a fair value of MYR 6,942,953.

To expand the capital structure of Agroz Inc., the management had successfully issued 714,979 units of AI RCPS at USD 2.50 per share for MYR 7,989,890 (USD 1,787,647) during the year ended December 31, 2024. Certain shareholders have opted to convert 419,929 units of AI RCPS to 419,929 units of ordinary shares which amounted to MYR 4,389,989 (USD 982,210).

On the issuance dates, the Group first determined the carrying amount of the liability component by measuring the fair value of a similar liability that does not have an associated equity component. The carrying amount of the equity instrument represented by the option to convert the instrument into ordinary shares is then determined by deducting the fair value of the financial liability from the fair value of the compound financial instrument as a whole.

The key valuation assumptions used to determine the fair value of a similar liability on initial recognition are as follows:

	December 22, 2023	January 10, 2024	March 20, 2024	June 6, 2024	September 18, 2024	October 23, 2024
	(date of issuance)	(date of issuance)	(date of issuance)	(date of issuance)	(date of issuance)	(date of issuance)
Credit spread	7.60%	7.84%	7.86%	7.22%	6.58%	5.63%
Risk free rate	4.32%	4.38%	4.64%	4.74%	3.62%	4.07%
Country risk premium	1.31%	1.31%	1.31%	1.31%	1.19%	1.19%
Liquidity premium	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Credit rating	B to below CCC	B to below CCC	B to below CCC	B to below CCC	B to below CCC	B to below CCC

As of December 31, 2024, the net book value of the liability and equity components of AI RCPS amounted to MYR 9,590,370 (USD 2,145,737) (2023: MYR 6,483,536) and MYR 478,379 (USD 107,032) (2023: MYR 459,417), respectively.

All transactions involving the issuance of AI RCPS were with identical agreement terms, as presented below:

Subscription Price

Each AI RCPS value is USD 2.50.

Tenure and Maturity Date

The tenure is 2 years from the subscription date. The maturity date shall fall on the second anniversary of the subscription date.

Dividend

The AI RCPS shall carry preferential cumulative dividend of 10.0% per annum on the period during which the AI RCPS is outstanding by the subscriber.

Redemption

All AI RCPS outstanding on the maturity date or did not convert to common share shall be fully redeemed at the subscription price.

Conversion Option

At the option and right of the subscriber, the subscriber may elect to convert the AI RCPS to the common share of the Company on or before the maturity date of the AI RCPS. The conversion ratio shall be one AI RCPS to convert one common share of the Company.